Disposal Group Held for Sale - assets and liabilities were presented as a disposal group held for sale (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disposal Group Held for Sale
Cobalt Camp assets	$ 148,692	$ 187,524	$ 167,611
Canadian Cobalt Camp
Disposal Group Held for Sale
Cobalt Camp assets		1,338
Asset Retirement Obligation		338
Consideration for disposal	0	$ 1,000
Cumulative income or expenses included in OCI relating to the disposal group	$ 0